Concentrations and Risks (Details)	12 Months Ended
Sep. 30, 2023
Revenue [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentrations and Risks [Line Items]
Company total revenue percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentrations and Risks [Line Items]
Company total revenue percentage	10.00%
Suppliers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations and Risks [Line Items]
Company total revenue percentage	10.00%
Supplier A [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentrations and Risks [Line Items]
Company total revenue percentage	10.00%